Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
REVENUES
Total Revenues	$ 1,184,616	$ 1,792,525	$ 5,980,847	$ 10,200,957
COST OF REVENUES
Total Cost of Revenues	(163,960)	(1,304,195)	(3,127,699)	(9,544,977)
Gross Profit	1,020,656	488,330	2,853,148	655,980
OPERATING EXPENSES
General and administrative expenses	(854,786)	(817,412)	(2,796,272)	(2,190,635)
Reversal for credit losses - related party				1,262,146
Sales and marketing expenses	(14,332)	(404,112)	(612,992)	(2,026,051)
Research and development expenses	(22,999)	(14,559)	(58,072)	(255,414)
Total Operating Expenses	(892,117)	(1,236,083)	(3,467,336)	(3,209,954)
LOSS FROM OPERATIONS	128,539	(747,753)	(614,188)	(2,553,974)
OTHER INCOME (EXPENSES)
Other income - related party		683,898	1,217,586	1,779,528
Other income, net	(9,490)	7,185	39,675	31,577
Interest income	28,651	318	14,413	675
Loss on deconsolidation			(5,310)
Loss from the change of the FV of Warrant Liability			(25,549,272)
Interest expense - related party				(18,999)
Interest expense		(16,502)	(24,616)	(7,943)
Total Other Income (loss), Net	19,161	674,899	(24,307,524)	1,784,838
INCOME (LOSS) BEFORE INCOME TAX	147,700	(72,854)	(24,921,713)	(769,136)
Income tax expense	(2,099)	(4,323)	(4,651)	(7,824)
NET INCOME (LOSS)	145,601	(77,177)	(24,926,364)	(776,960)
Other comprehensive income	(487)	(110)		273
TOTAL COMPREHENSIVE INCOME (LOSS)	$ 145,114	$ (77,287)	$ (24,926,364)	$ (776,687)
NET INCOME (LOSS) PER SHARE: BASIC	$ 0.01	$ (0.00)	$ (1.36)	$ (0.04)
NET INCOME (LOSS) PER SHARE: DILUTED	$ 0.01	$ (0.00)	$ (1.36)	$ (0.04)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	22,596,196	18,000,000	18,289,571	18,000,000
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: DILUTED	24,810,555	18,000,000	18,289,571	18,000,000
Product [Member] | Nonrelated Party [Member]
REVENUES
Total Revenues	$ 102,018	$ 1,221,803	$ 2,346,474	$ 7,439,899
Product [Member] | Related Party [Member]
REVENUES
Total Revenues	136,548	134	515,756	6,270
Revenue Share [Member] | Related Party [Member]
REVENUES
Total Revenues	946,050	570,588	3,118,617	2,754,788
E-commerce Platform Expenses [Member]
COST OF REVENUES
Total Cost of Revenues	(16,576)	(355,968)	(670,405)	(2,039,708)
Product Cost - Related Party [Member]
COST OF REVENUES
Total Cost of Revenues	(140,802)	(909,624)	(2,223,113)	(6,002,463)
Delivery and Freight Cost [Member]
COST OF REVENUES
Total Cost of Revenues	(6,273)	(13,178)	(71,144)	(176,451)
Inventory Impairment Losses [Member]
COST OF REVENUES
Total Cost of Revenues	$ (309)	$ (25,425)	$ (163,037)	$ (1,326,355)